Schedule of Investments (unaudited) October 31, 2022	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.1%
Black Belt Energy Gas District RB, 4.00%, 06/01/51 (Put 12/01/31)	$315	$294,211
Midcity Improvement District Alabama Special Assesment, 3.88%, 11/01/27	120	112,436
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53( 09/01/29)	100	101,932
Sumter County Industrial Development Authority/AL RB, 6.00%, 07/15/52 (Put 07/15/32)	100	90,539
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44( 05/01/29)(a)	175	142,106

		741,224

Arizona — 0.3%
Maricopa County Industrial Development Authority RB, 4.00%, 10/15/47 (Call 01/01/26)(a)	100	73,390

Arkansas — 1.4%
Arkansas Development Finance Authority RB, 4.75%, 09/01/49 (Call 09/01/27)(a)	400	324,844

California — 10.2%
California Community Housing Agency RB, Series A-2, 4.00%, 08/01/47 (Call 08/01/31)(a)	250	171,099
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55 (Call 11/16/22)(b)	2,955	185,914
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35	488	414,900
California School Finance Authority RB, Series A, 5.00%, 06/01/61 (Call 06/01/29)(a)	500	417,235
California Statewide Financing Authority RB, 0.00%, 06/01/55 Call(a)(b)	4,250	224,702
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(a)	250	185,753
CSCDA Community Improvement Authority RB
3.25%, 04/01/57 (Call 04/01/32)(a)	325	206,687
4.00%, 07/01/56 (Call 07/01/31)(a)	250	171,961
4.00%, 07/01/58 (Call 07/01/32)(a)	100	64,267
Golden State Tobacco Securitization Corp. RB, 0.01%, 06/01/66 (Call 12/01/31)(b)	745	61,366
Regents of the University of California Medical Center Pooled Revenue, 4.00%, 05/15/53 (Call 05/15/32)	410	340,156

		2,444,040

Colorado — 6.2%
City & County of Denver Co. Dedicated Excise Tax Revenue RB, 4.00%, 08/01/51 (Call 08/01/31)	500	422,671
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	364,851
Colorado Health Facilities Authority RB
5.00%, 05/15/58 (Call 05/15/28)	100	73,510
5.25%, 11/01/39 (Call 11/01/32)	65	65,779
Loretto Heights Community Authority RB, 4.88%, 12/01/51 (Call 06/01/26)	500	367,437
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45 (Call 12/01/30)(a)	100	77,140
Series B, 0.00%, 12/01/25(a)(b)	150	119,909

		1,491,297

Delaware — 0.1%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)(c)	40	35,459

District of Columbia — 2.6%
District of Columbia RB, 5.50%, 02/28/37	90	90,363

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55 Call(b)	$6,800	$538,247

		628,610

Florida — 12.9%
Babcock Ranch Community Independent Special District Special Assessment, 4.25%, 05/01/32	100	91,624
Brevard County Health Facilities Authority RB
4.00%, 11/15/22(a)	205	204,945
4.00%, 11/15/32 (Call 11/15/28)(a)	150	133,011
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	3,965	162,779
3.25%, 06/01/31(a)	230	206,663
4.88%, 06/15/56 (Call 06/15/26)(a)	100	74,137
CFM Community Development District Special Assesment, 2.40%, 05/01/26	250	237,007
Florida Development Finance Corp. RB
4.00%, 06/01/55 (Call 06/01/28)(a)	150	99,876
5.00%, 05/01/29(a)	500	468,323
5.00%, 06/15/56 (Call 06/15/29)(a)	100	78,478
Series A, 5.13%, 06/15/55 (Call 06/15/28)(a)	500	384,197
Lakes of Sarasota Community Development District Special Assesment
Series A-1, 4.10%, 05/01/51 (Call 05/01/31)	265	203,196
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	173,909
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	205	196,310
V-Dana Community Development District Special Assesment, 4.00%, 05/01/52 (Call 05/01/31)	250	184,655
Village Community Development District No. 14
5.38%, 05/01/42 (Call 05/01/30)	100	100,632
5.50%, 05/01/53 (Call 05/01/30)	100	100,355

		3,100,097

Georgia — 0.3%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51 (Call 07/01/27)(a)	100	75,324

Illinois — 2.2%
Illinois Finance Authority RB, 5.00%, 05/15/51 (Call 05/15/28)	500	393,011
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50 (Call 12/15/29)	175	131,799

		524,810

Iowa — 0.1%
Iowa Tobacco Settlement Authority RB, Series B2, 0.00%, 06/01/65 (Call 06/01/31)(b)	285	26,234

Kansas — 1.5%
City of Lenexa KS RB, 5.00%, 05/15/24	195	195,204
City of Manhattan KS RB
4.00%, 06/01/25	105	101,400
4.00%, 06/01/52 (Call 06/01/29)	100	70,937

		367,541

Kentucky — 0.8%
City of Henderson KY RB, 4.70%, 01/01/52 (Call 01/01/32)(a)	250	201,771

Louisiana — 0.4%
Louisiana Public Facilities Authority RB, 6.50%, 06/01/62 (Call 06/01/31)(a)	100	95,511

Maine — 0.3%
Finance Authority of Maine RB, 8.00%, 12/01/51 (Call 12/01/36)(a)	100	77,757

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 1.6%
City of Baltimore MD RB, 4.50%, 06/01/33 (Call 06/01/31)	$100	$94,647
Maryland Economic Development Corp. RB, 5.25%, 06/30/55 (Call 06/30/32)	315	301,231

		395,878

Massachusetts — 0.8%
Massachusetts Development Finance Agency RB, 4.00%, 07/01/45 (Call 07/01/31)	250	184,842

Michigan — 2.2%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	185,357
City of Detroit MI GOL, Series B-1, 4.00%, 04/01/44 Call(d)	350	245,000
Michigan Strategic Fund RB, 4.00%, 10/01/61 (Put 10/01/26)(d)	100	95,082

		525,439

Minnesota — 0.9%
City of Forest Lake MN RB, 5.00%, 07/01/56 (Call 07/01/31)	260	216,898

Missouri — 0.8%
Plaza at Noah’s Ark Community Improvement District RB, 3.13%, 05/01/35 (Call 05/01/29)	250	196,111

Nebraska — 1.9%
Central Plains Energy Project RB, 5.00%, 05/01/53 (Put 10/01/29)	475	465,308

New Jersey — 0.8%
New Jersey Higher Education Student Assistance Authority RB, Series C, 3.25%, 12/01/51 (Call 12/01/29)	300	192,187

New Mexico — 2.0%
Winrock Town Center Tax Increment Development District No. 1 TA, 3.75%, 05/01/28(a)	500	473,333

New York — 7.5%
New York Liberty Development Corp. RB, 5.00%, 11/15/44 (Call 11/15/24)(a)	500	437,595
New York State Thruway Authority RB, 5.00%, 03/15/42 (Call 09/15/32)	500	518,106
New York Transportation Development Corp. RB
4.00%, 04/30/53 (Call 10/31/31)	500	366,211
5.00%, 12/01/38 (Call 12/01/30)	500	477,984

		1,799,896

Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority RB 4.00%, 06/01/48 (Call 06/01/30)	100	79,631
Series B2, 5.00%, 06/01/55 (Call 06/01/30)	250	209,859
Cleveland-Cuyahoga County Port Authority TA, 4.50%, 12/01/55 (Call 12/01/29)(a)	100	72,928
Port of Greater Cincinnati Development Authority RB
3.75%, 12/01/31 (Call 12/01/28)(a)	240	211,576
4.25%, 12/01/50 (Call 12/01/28)(a)	260	191,993

		765,987

Oklahoma — 1.3%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51 (Call 03/01/31)(a)	250	246,150
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41 (Call 12/01/31)(a)	100	74,800

		320,950

Oregon — 0.4%
Oregon State Facilities Authority, 4.13%, 06/01/52 (Call 06/01/32)	105	84,460

Security	Par (000)	Value

Pennsylvania — 1.4%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	$390	$347,023

Puerto Rico — 5.5%
Children’s Trust Fund RB, Series A, 0.00%, 05/15/57 Call(b)	1,485	83,156
Commonwealth of Puerto Rico GO 4.00%, 07/01/35 (Call 07/01/31)	250	204,158
5.63%, 07/01/29	39	39,492
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 4.00%, 07/01/42 (Call 07/01/31)(a)	250	190,790
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB 0.00%, 07/01/46 (Call 07/01/28)(b)	743	161,247
4.50%, 07/01/34 (Call 07/01/25)	250	226,566
Series A-2, 4.78%, 07/01/58 (Call 07/01/28)	500	414,626

		1,320,035

South Carolina — 0.8%
City of Hardeeville SC Special Assesment, 4.00%, 05/01/52 (Call 05/01/29)(a)	250	171,660
South Carolina Jobs-Economic Development Authority RB, 7.50%, 08/15/62 (Call 08/15/27)(a)	25	22,561

		194,221

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assesment, 0.00%, 06/01/43(a)(b)	100	28,735

Texas — 3.9%
Angelina & Neches River Authority RB, Series A, 7.50%, 12/01/45 (Call 06/01/28)(a)	100	72,852
Arlington Higher Education Finance Corp., 5.75%, 08/15/62 Call	250	207,828
Arlington Higher Education Finance Corp. RB, 5.00%, 06/15/51 (Call 06/15/26)	250	207,308
New Hope Cultural Education Facilities Finance Corp. RB, 6.63%, 10/01/43 (Call 10/01/29)	100	91,243
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(a)	250	228,673
Port Beaumont Navigation District RB 2.75%, 01/01/36 (Call 07/01/23)(a)	100	69,980
3.00%, 01/01/50 (Call 07/01/23)(a)	100	54,757

		932,641

Utah — 1.2%
Utah Charter School Finance Authority RB, Series A, 5.00%, 02/15/36 (Call 02/15/26)(a)	315	285,046

Vermont — 0.3%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44 (Call 12/01/30)(a)	100	76,469

Virginia — 1.7%
Tobacco Settlement Financing Corp./VA RB, Series B1, 5.00%, 06/01/47 (Call 11/16/22)	475	412,941

Washington — 1.5%
Washington State Convention Center Public Facilities District RB 3.00%, 07/01/58 (Call 07/01/31)	275	149,545
4.00%, 07/01/31	250	215,630

		365,175

Wisconsin — 2.1%
Public Finance Authority RB
5.00%, 06/15/56 (Call 06/15/29)(a)	25	18,416
5.25%, 12/01/51 (Call 12/01/31)(a)	65	45,028

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
5.25%, 05/15/52 (Call 05/15/25)(a)	$100	$81,747
Series A, 5.00%, 06/15/55 (Call 06/15/28)(a)	500	359,968

		505,159

Total Long-Term Investments — 84.3% (Cost: $24,769,432)		20,296,643

Short-Term Securities

Money Market Funds — 14.6%
BlackRock Liquidity Funds: MuniCash, 1.83%(e)(f)	3,503	3,502,427

Total Short-Term Securities — 14.6% (Cost: $3,502,563)		3,502,427

Total Investments — 98.9% (Cost: $28,271,995)		23,799,070

Other Assets Less Liabilities — 1.1%		265,022

Net Assets — 100.0%		$24,064,092

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,660,641	$1,842,389	(a)	$—	$(58)	$(545)	$3,502,427	3,503	$8,524	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock High Yield Muni Income Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Municipal Debt Obligations	$—	$20,261,184	$35,459	$20,296,643

Money Market Funds	3,502,427	—	—	3,502,427

	$3,502,427	$20,261,184	$35,459	$23,799,070

Portfolio Abbreviation

GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond
TA	Tax Allocation

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